Selling and marketing expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling and marketing expenses
Schedule of selling and marketing expenses

	2022	2021	2020
Advertising costs	(146,449)	(266,804)	(164,929)
Employee benefits expenses	(6,225)	(3,261)	(827)
	(152,674)	(270,065)	(165,756)